UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015
Investment Company Act File Number

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2004
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Equity Research Fund	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value

Aerospace and Defense — 3.5%
General Dynamics Corp.	152	15,021
Honeywell International, Inc.	176	6,619
Lockheed Martin Corp.	205	10,863
Northrop Grumman Corp.	201	10,573
		$43,076

Apparel — 0.8%
Nike, Inc., Class B	93	6,762
Polo Ralph Lauren Corp., Class A	93	3,065
		$9,827

Auto Components — 1.1%
BorgWarner, Inc.	287	13,544
		$13,544

Banks — 5.3%
Anglo Irish Bank Corp. PLC	275	4,337
Bank of America Corp.	236	20,062
North Fork Bancorp.	135	5,272
Popular, Inc.	232	5,276
Royal Bank of Scotland Group PLC	175	4,920
TCF Financial Corp.	123	7,429
Wachovia Corp.	180	7,976
Wells Fargo & Co.	176	10,104
		$65,376

Beverages — 2.5%
Anheuser-Busch Cos., Inc.	192	9,965
Coca-Cola Co. (The)	146	6,404
PepsiCo, Inc.	290	14,500
		$30,869

Biotechnology — 2.8%
Abgenix, Inc.(1)	234	2,287
Amgen, Inc.(1)	294	16,723
CV Therapeutics, Inc.(1)	234	3,133
Genzyme Corp.(1)	175	8,974
MedImmune, Inc.(1)	129	2,972
		$34,089

Chemicals — 0.5%
Ecolab, Inc.	199	6,069
		$6,069

Communications Equipment — 2.3%
Cisco Systems, Inc.(1)	487	10,159
Corning, Inc.(1)	722	8,924
QUALCOMM, Inc.	129	8,911
		$27,994

Computers and Business Equipment — 1.9%
Dell, Inc.(1)	159	5,640
International Business Machines Corp.	119	10,361
Lexmark International, Inc.(1)	89	7,876
		$23,877

Consumer Finance — 0.6%
Student Loan Corp.	50	7,012
		$7,012

Containers & Packaging — 0.5%
Smurfit-Stone Container Corp.(1)	310	5,769
		$5,769

Electrical Equipment — 0.6%
Emerson Electric Co.	125	7,587
		$7,587

Electronics - Semiconductors — 6.8%
Altera Corp.(1)	260	5,413
Analog Devices, Inc.	261	10,362
Applied Materials, Inc.(1)	222	3,767
Broadcom Corp., Class A(1)	74	2,617
Cymer, Inc.(1)	156	4,468
Intel Corp.	310	7,558
KLA-Tencor Corp.(1)	62	2,555
Linear Technology Corp.	246	9,619
Marvell Technology Group, Ltd.(1)	386	8,963
Maxim Integrated Products, Inc.	252	12,121
Microchip Technology, Inc.	256	7,416
Silicon Laboratories, Inc.(1)	146	5,152
Xilinx, Inc.	121	3,561
		$83,572

Enegry Equipment and Services — 1.0%
Halliburton Co.	400	12,700
		$12,700

Financial Services - Diversified — 3.2%
Citigroup, Inc.	761	33,552
Moody’s Corp.	90	6,129
		$39,681

Foods — 1.3%
Nestle SA, ADR	252	16,103
		$16,103

Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	193	5,804
Boston Scientific Corp.(1)	205	7,843
Medtronic, Inc.	122	6,060
Thoratec Corp.(1)	199	2,030
Zimmer Holdings, Inc.(1)	77	5,876
		$27,613

Health Care Services — 2.8%
Aetna, Inc.	69	5,920
AmerisourceBergen Corp.	100	5,406
Anthem, Inc.(1)	64	5,278
Caremark Rx, Inc.(1)	492	15,006
WebMD Corp.(1)	316	2,572
		$34,182

Household Durables — 0.3%
Lennar Corp., Class A	90	3,841
Lennar Corp., Class B	8	318
		$4,159

Household Products — 1.2%
Procter & Gamble Co.	279	14,550
		$14,550

Industrial Conglomerates — 4.0%
Allete, Inc.	160	4,435
General Electric Co.	992	32,984
Tyco International Ltd.	363	11,253
		$48,672

Insurance — 4.9%
AFLAC Inc.	174	6,897
Allstate Corp. (The)	111	5,226
American International Group, Inc.	242	17,097
Berkshire Hathaway, Inc., Class B(1)	5	14,470
Marsh & McLennan Cos., Inc.	74	3,284
MetLife, Inc.	156	5,565
Progressive Corp.	75	5,747
XL Capital Ltd., Class A	35	2,474
		$60,760

Internet Software & Services — 0.1%
LivePerson, Inc.(1)	585	1,463
		$1,463

Investment Services — 2.3%
Affiliated Managers Group, Inc.(1)	109	5,004
Goldman Sachs Group, Inc.	63	5,556
J.P. Morgan Chase & Co.	165	6,159
Legg Mason, Inc.	63	4,948
Merrill Lynch & Co., Inc.	123	6,116
		$27,783

IT Consulting & Services — 1.8%
Accenture Ltd., Class A(1)	306	7,537
First Data Corp.	105	4,684
Fiserv, Inc.(1)	185	6,338
SunGard Data Systems, Inc.(1)	151	3,520
		$22,079

Machinery — 1.9%
Danaher Corp.	117	5,926
Deere & Co.	151	9,484
Illinois Tool Works, Inc.	82	7,423
		$22,833

Media — 3.6%
Clear Channel Communications, Inc.	86	3,070
Getty Images, Inc.(1)	177	9,668
Lamar Advertising Co.(1)	255	10,254
McGraw-Hill Companies., Inc., (The)	140	10,508
Omnicom Group, Inc.	27	1,945
Univision Communications, Inc., Class A(1)	94	2,723
Viacom, Inc., Class B	191	6,416
		$44,584

Metals & Mining — 1.8%
Alcan Inc.	119	4,715
Barrick Gold Corp.	146	2,792
Companhia Vale do Rio Doce, ADR	88	4,743
GrafTech International, Ltd.(1)	343	3,783
Inco Ltd.(1)	100	3,337
Teck Cominco Ltd., Class B	181	3,326
		$22,696

Oil and Gas — 5.5%
BP PLC	139	7,834
Burlington Resources, Inc.	200	7,634
ChevronTexaco Corp.	65	6,217
ConocoPhillips	127	10,004
ENI S.P.A., ADR	53	5,444
Exxon Mobil Corp.	391	18,103
Total SA, ADR	127	12,363
		$67,599

Paper and Forest Products — 0.3%
Georgia Pacific Corp.	110	3,696
		$3,696

Personal Products — 2.2%
Estee Lauder Cos., Class A	269	11,809
Gillette Co.	384	14,968
		$26,777

Pharmaceuticals — 5.5%
Johnson & Johnson Co.	100	5,527
King Pharmaceuticals, Inc.(1)	228	2,574
Lilly (Eli) & Co.	81	5,161
Pfizer, Inc.	1,090	34,836
Sepracor, Inc.(1)	123	5,654
Valeant Pharmaceuticals International	170	2,977
Wyeth	323	11,434
		$68,163

Restaurants — 0.6%
McDonald’s Corp.	250	6,875
		$6,875

Retail - Food and Staples — 2.2%
Walgreen Co.	354	12,886
Wal-Mart Stores, Inc.	274	14,525
		$27,411

Retail - Multiline — 1.2%
Target Corp.	353	15,391
		$15,391

Retail - Specialty — 3.9%
Abercrombie & Fitch Co., Class A	406	14,973
Home Depot, Inc.	622	20,974
Linens ‘N Things, Inc.(1)	460	12,245
		$48,192

Road & Rail — 0.6%
Swift Transportation Co., Inc.(1)	357	7,131
		$7,131

Software Services — 4.2%
Activision, Inc.(1)	222	3,252
Microsoft Corp.	921	26,212
Oracle Corp.(1)	621	6,527
SAP AG ADR	158	6,322
Symantec Corp.(1)	192	8,978
		$51,291

Telecommunications Services - Diversified — 2.1%
BellSouth Corp.	115	3,115
SBC Communications, Inc.	239	6,056
Telefonos de Mexico-SP, ADR	146	4,508
Verizon Communications, Inc.	303	11,678
		$25,357

Telecommunications Services - Wireless — 1.6%
Nextel Communications, Inc., Class A(1)	585	13,303
SpectraSite, Inc.(1)	150	6,450
		$19,753

Thrifts & Mortgage Finance — 4.0%
Accredited Home Lenders Holding Co.(1)	100	3,133
Countrywide Financial Corp.	348	25,091
Freddie Mac	95	6,109
IndyMac Bancorp, Inc.	259	8,604
PFF Bancorp, Inc.	68	2,497
W Holding Co., Inc.	238	3,927
		$49,361

Tobacco — 1.3%
Altria Group, Inc.	324	15,422
		$15,422

Utilities - Electric — 2.7%
Dominion Resources, Inc.	146	9,265
Entergy Corp.	157	9,028
Exelon Corp.	194	6,771
FirstEnergy Corp.	176	6,882
Scottish Power PLC, ADR	61	1,769
		$33,715

Total Common Stocks (identified cost $1,132,598)		$1,224,653

Total Investments — 99.5% (identified cost $1,132,598)		$1,224,653

Other Assets, Less Liabilities — 0.5%		$5,888

Net Assets — 100.0%		$1,230,541

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Fund did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation/depreciation in the value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,132,598

Gross unrealized appreciation	$124,910

Gross unrealized depreciation	(32,855)

Net unrealized appreciation	$92,055

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (on behalf of Eaton Vance Equity Research Fund)

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	September 21, 2004